Note 18 - Restructuring Activities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Jun. 30, 2014 Performance Materials [Member]	Jun. 30, 2013 Performance Materials [Member]	Dec. 31, 2012 Performance Materials [Member]
Note 18 - Restructuring Activities (Details) [Line Items]
Restructuring Charges	$ 404	$ 46	$ 404	$ 1,652	$ 762	$ 3,636	$ 225	$ 144	$ 292
Restructuring Reserve, Current	$ 1,325		$ 1,325			$ 2,029